Accounting Policies - Changes in fair value of derivative instruments and oil derivative instrument (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments		$ 12,258	$ (580)
Other current and non-current assets	[1]	3,482	(2,596)
Other current and non-current liabilities	[1]	$ 39,099	16,396
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments			0
Other current and non-current assets			(5,613)
Other current and non-current liabilities			18,833
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in fair value of derivative instruments			(580)
Other current and non-current assets			3,017
Other current and non-current liabilities			$ (2,437)

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.